Debt and Capital Leases (Details) (USD $) In Millions, unless otherwise specified														1 Months Ended			1 Months Ended				12 Months Ended	1 Months Ended					1 Months Ended						12 Months Ended																																			12 Months Ended																								12 Months Ended																								12 Months Ended																																								12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		May 24, 2011 7.875% Senior notes, due 2021	May 24, 2011 7.625% Senior notes, due 2019	Jan. 26, 2011 7.625% Senior notes, due 2018	Dec. 10, 2010 Indian River Power LLC, tax-exempt bonds, due 2040	Oct. 12, 2010 Indian River Power LLC, tax-exempt bonds, due 2045	Feb. 01, 2010 Dunkirk Power LLC, tax-exempt bonds, due 2042	Apr. 15, 2009 Dunkirk Power LLC, tax-exempt bonds, due 2042	Dec. 31, 2011 NRG Peaker Finance Co. LLC, bonds, due 2019	Jun. 30, 2002 NRG Peaker Finance Co. LLC, bonds, due 2019	Aug. 31, 2011 Agua Caliente Solar, LLC, due 2037	Dec. 31, 2011 Agua Caliente Solar, LLC, due 2037	Aug. 05, 2011 Agua Caliente Solar, LLC, due 2037	Aug. 31, 2011 NRG West Holdings LLC, term loan, due 2023	Jun. 30, 2010 South Trent Wind LLC, financing agreement, due 2020	Dec. 31, 2011 South Trent Wind LLC, financing agreement, due 2020	Jun. 14, 2010 South Trent Wind LLC, financing agreement, due 2020	Dec. 31, 2011 Solar Power Partners - SPP Fund III LLC term loan, due 2024	May 31, 2011 NRG Roadrunner LLC, due 2031	Dec. 31, 2011 NRG Roadrunner LLC, due 2031	May 25, 2011 NRG Roadrunner LLC, due 2031	May 25, 2011 NRG Roadrunner LLC, due 2031 Minimum [Member]	May 25, 2011 NRG Roadrunner LLC, due 2031 Maximum [Member]	Jun. 30, 2010 NRG Solar Blythe LLC, credit agreement, due 2028	Dec. 31, 2011 NRG Solar Blythe LLC, credit agreement, due 2028	Jun. 24, 2010 NRG Solar Blythe LLC, credit agreement, due 2028	Jun. 24, 2010 NRG Solar Blythe LLC, credit agreement, due 2028 Minimum [Member]	Jun. 24, 2010 NRG Solar Blythe LLC, credit agreement, due 2028 Maximum [Member]	Dec. 31, 2011 NRG Connecticut Peaking Development LLC, equity bridge loan facility, due 2010 and 2011	Dec. 31, 2011 Funded Letter of Credit [Member]		Dec. 31, 2010 Funded Letter of Credit [Member]		Dec. 31, 2011 Funded Letter of Credit [Member] Minimum [Member]		Dec. 31, 2010 Funded Letter of Credit [Member] Minimum [Member]		Dec. 31, 2011 Funded Letter of Credit [Member] Maximum [Member]		Dec. 31, 2010 Funded Letter of Credit [Member] Maximum [Member]		Dec. 31, 2011 Recourse Debt [Member]	Dec. 31, 2010 Recourse Debt [Member]	Dec. 31, 2011 Recourse Debt [Member] 7.875% Senior notes, due 2021	Dec. 31, 2010 Recourse Debt [Member] 7.875% Senior notes, due 2021	Dec. 31, 2011 Recourse Debt [Member] 8.25% Senior notes, due 2020	Dec. 31, 2010 Recourse Debt [Member] 8.25% Senior notes, due 2020	Dec. 31, 2011 Recourse Debt [Member] 7.625% Senior notes, due 2019	Dec. 31, 2010 Recourse Debt [Member] 7.625% Senior notes, due 2019	Dec. 31, 2011 Recourse Debt [Member] 8.50% Senior Notes due 2019		Dec. 31, 2010 Recourse Debt [Member] 8.50% Senior Notes due 2019		Jun. 05, 2009 Recourse Debt [Member] 8.50% Senior Notes due 2019	Dec. 31, 2011 Recourse Debt [Member] 7.625% Senior notes, due 2018	Dec. 31, 2010 Recourse Debt [Member] 7.625% Senior notes, due 2018	Dec. 31, 2011 Recourse Debt [Member] 7.375% Senior notes, due 2017	Dec. 31, 2010 Recourse Debt [Member] 7.375% Senior notes, due 2017	Dec. 31, 2011 Recourse Debt [Member] 7.375% Senior notes, due 2016	Dec. 31, 2010 Recourse Debt [Member] 7.375% Senior notes, due 2016	Dec. 31, 2011 Recourse Debt [Member] 7.250% Senior notes, due 2014		Dec. 31, 2010 Recourse Debt [Member] 7.250% Senior notes, due 2014		Dec. 31, 2011 Recourse Debt [Member] Term loan facility, due 2018		Dec. 31, 2010 Recourse Debt [Member] Term loan facility, due 2018		Dec. 31, 2011 Recourse Debt [Member] Term loan facility, due 2013-2015		Dec. 31, 2010 Recourse Debt [Member] Term loan facility, due 2013-2015		Dec. 31, 2011 Recourse Debt [Member] Term loan facility, due 2013-2015 Minimum [Member]		Dec. 31, 2010 Recourse Debt [Member] Term loan facility, due 2013-2015 Minimum [Member]		Dec. 31, 2011 Recourse Debt [Member] Term loan facility, due 2013-2015 Maximum [Member]		Dec. 31, 2010 Recourse Debt [Member] Term loan facility, due 2013-2015 Maximum [Member]		Dec. 31, 2011 Recourse Debt [Member] Indian River Power LLC, tax-exempt bonds, due 2040	Dec. 31, 2010 Recourse Debt [Member] Indian River Power LLC, tax-exempt bonds, due 2040	Dec. 31, 2011 Recourse Debt [Member] Indian River Power LLC, tax-exempt bonds, due 2045	Dec. 31, 2010 Recourse Debt [Member] Indian River Power LLC, tax-exempt bonds, due 2045	Dec. 31, 2011 Recourse Debt [Member] Dunkirk Power LLC, tax-exempt bonds, due 2042	Dec. 31, 2010 Recourse Debt [Member] Dunkirk Power LLC, tax-exempt bonds, due 2042	Dec. 31, 2011 Non Recourse Debt [Member]	Dec. 31, 2010 Non Recourse Debt [Member]	Dec. 31, 2011 Non Recourse Debt [Member] Solar Partners I, due 2014 and 2033	Dec. 31, 2010 Non Recourse Debt [Member] Solar Partners I, due 2014 and 2033	Dec. 31, 2011 Non Recourse Debt [Member] Solar Partners II, due 2014 and 2038	Dec. 31, 2010 Non Recourse Debt [Member] Solar Partners II, due 2014 and 2038	Dec. 31, 2011 Non Recourse Debt [Member] Solar Partners VIII, due 2014 and 2038	Dec. 31, 2010 Non Recourse Debt [Member] Solar Partners VIII, due 2014 and 2038	Dec. 31, 2011 Non Recourse Debt [Member] NRG Peaker Finance Co. LLC, bonds, due 2019		Dec. 31, 2010 Non Recourse Debt [Member] NRG Peaker Finance Co. LLC, bonds, due 2019		Dec. 31, 2011 Non Recourse Debt [Member] Agua Caliente Solar, LLC, due 2037	Dec. 31, 2010 Non Recourse Debt [Member] Agua Caliente Solar, LLC, due 2037	Dec. 31, 2011 Non Recourse Debt [Member] NRG West Holdings LLC, term loan, due 2023		Dec. 31, 2010 Non Recourse Debt [Member] NRG West Holdings LLC, term loan, due 2023		Dec. 31, 2011 Non Recourse Debt [Member] NRG West Holdings LLC, term loan, due 2023 Minimum [Member]		Dec. 31, 2010 Non Recourse Debt [Member] NRG West Holdings LLC, term loan, due 2023 Minimum [Member]		Dec. 31, 2011 Non Recourse Debt [Member] NRG West Holdings LLC, term loan, due 2023 Maximum [Member]		Dec. 31, 2010 Non Recourse Debt [Member] NRG West Holdings LLC, term loan, due 2023 Maximum [Member]		Dec. 31, 2011 Non Recourse Debt [Member] NRG Energy Center Minneapolis LLC, senior secured notes, due 2013, 2017, and 2025		Dec. 31, 2010 Non Recourse Debt [Member] NRG Energy Center Minneapolis LLC, senior secured notes, due 2013, 2017, and 2025		Dec. 31, 2011 Non Recourse Debt [Member] South Trent Wind LLC, financing agreement, due 2020		Dec. 31, 2010 Non Recourse Debt [Member] South Trent Wind LLC, financing agreement, due 2020		Dec. 31, 2011 Non Recourse Debt [Member] Solar Power Partners - SPP Fund II/IIB LLC term loans, due 2017		Dec. 31, 2010 Non Recourse Debt [Member] Solar Power Partners - SPP Fund II/IIB LLC term loans, due 2017		Dec. 31, 2011 Non Recourse Debt [Member] Solar Power Partners - SPP Fund III LLC term loan, due 2024		Dec. 31, 2010 Non Recourse Debt [Member] Solar Power Partners - SPP Fund III LLC term loan, due 2024		Dec. 31, 2011 Non Recourse Debt [Member] NRG Roadrunner LLC, due 2031		Dec. 31, 2010 Non Recourse Debt [Member] NRG Roadrunner LLC, due 2031		Dec. 31, 2011 Non Recourse Debt [Member] NRG Solar Blythe LLC, credit agreement, due 2028		Dec. 31, 2010 Non Recourse Debt [Member] NRG Solar Blythe LLC, credit agreement, due 2028		Dec. 31, 2011 Non Recourse Debt [Member] NRG Connecticut Peaking Development LLC, equity bridge loan facility, due 2010 and 2011		Dec. 31, 2010 Non Recourse Debt [Member] NRG Connecticut Peaking Development LLC, equity bridge loan facility, due 2010 and 2011		Dec. 31, 2011 Non Recourse Debt [Member] NINA TANE and Shaw facilities, due 2012 and 2013		Dec. 31, 2010 Non Recourse Debt [Member] NINA TANE and Shaw facilities, due 2012 and 2013		Dec. 31, 2011 Non Recourse Debt [Member] NINA TANE and Shaw facilities, due 2012 and 2013 Minimum [Member]		Dec. 31, 2010 Non Recourse Debt [Member] NINA TANE and Shaw facilities, due 2012 and 2013 Minimum [Member]		Dec. 31, 2011 Non Recourse Debt [Member] NINA TANE and Shaw facilities, due 2012 and 2013 Maximum [Member]		Dec. 31, 2010 Non Recourse Debt [Member] NINA TANE and Shaw facilities, due 2012 and 2013 Maximum [Member]		Dec. 31, 2011 Non Recourse Debt [Member] Other	Dec. 31, 2010 Non Recourse Debt [Member] Other
Debt Instrument [Line Items]
Long-term debt	$ 9,729		$ 9,104												$ 181				$ 75	$ 79	$ 42		$ 14					$ 27	$ 30																$ 7,933	$ 8,380	$ 1,200	$ 0	$ 1,100	$ 1,100	$ 800	$ 0	$ 691	[1]	$ 690	[1]		$ 1,200	$ 0	$ 1,090	$ 1,100	$ 0	$ 2,400	$ 0	[2]	$ 1,205	[2]	$ 1,588	[3]	$ 0	[3]	$ 0		$ 1,759										$ 57	$ 1	$ 148	$ 66	$ 59	$ 59	$ 1,796	$ 724	$ 290	$ 0	$ 314	$ 0	$ 270	$ 0	$ 190	[4]	$ 206	[4]	$ 181	$ 0	$ 159		$ 0										$ 151	[5]	$ 163	[5]	$ 75		$ 78		$ 17		$ 0		$ 42		$ 0		$ 61		$ 0		$ 27		$ 29		$ 0		$ 61		$ 0		$ 167										$ 19	$ 20
Sale Energie GmbH, Schkopau capital lease, due 2021	103		107
Subtotal	9,832		9,211
Less current maturities	87	[6]	463	[6]
Total long-term debt and capital leases	9,745		8,748
Funded letter of credit	0		1,300
Variable rate basis for debt instruments														U.S. Treasury			LIBOR	LIBOR			LIBOR	LIBOR					LIBOR						LIBOR	[7]	LIBOR	[7]																																LIBOR	[7]	LIBOR	[7]	LIBOR	[7]	LIBOR	[7]																							LIBOR	[7]	LIBOR	[7]			LIBOR	[7]	LIBOR	[7]													LIBOR	[7]	LIBOR	[7]	LIBOR	[7]	LIBOR	[7]	LIBOR	[7]	LIBOR	[7]	LIBOR	[7]	LIBOR	[7]	LIBOR	[7]	LIBOR	[7]	LIBOR	[7]	LIBOR	[7]	LIBOR	[7]	LIBOR	[7]									Various	Various
Debt instrument, interest rate, stated percentage (as a percent)					7.875%	7.625%	7.625%	6.00%	5.375%	5.875%			6.67%																																		7.875%	7.875%	8.25%	8.25%	7.625%	7.625%	8.50%		8.50%			7.625%	7.625%	7.375%	7.375%	7.375%	7.375%	7.25%		7.25%																		6.00%	6.00%	5.375%	5.375%	5.875%	5.875%
Debt instrument, interest rate, stated percentage, low end of the range (as a percent)																																																																																												1.126%	1.126%	1.116%	1.116%	1.381%	1.381%					2.73%	2.73%													5.95%		5.95%
Debt instrument, interest rate, stated percentage, high end of the range (as a percent)																																																																																												3.991%	3.991%	4.195%	4.195%	4.256%	4.256%					3.256%	3.256%													7.31%		7.31%
Debt instrument, interest rate over variable rate (as a percent)																0.375%				2.50%	3.50%			2.01%	2.10%	2.76%				2.50%	3.75%	2.00%					1.75%	[7]	1.75%	[7]	3.25%	[7]	3.25%	[7]																								3.00%	[7]	3.00%	[7]					1.75%	[7]	1.75%	[7]	3.25%	[7]	3.25%	[7]															1.07%	[7]	1.07%	[7]							2.25%	[7]	2.25%	[7]	2.75%	[7]	2.75%	[7]					2.50%	[7]	2.50%	[7]	3.50%	[7]	3.50%	[7]	3.50%	[7]	3.50%	[7]	2.01%	[7]	2.01%	[7]	2.50%	[7]	2.50%	[7]	2.00%	[7]	2.00%	[7]					2.00%	[7]	2.00%	[7]	6.00%	[7]	6.00%	[7]
Unamortized discount on debt instruments																																																					(9)		(10)													(3)																														(20)		(25)
Debt instrument, principal amount					1,200	800	1,200	57	190		59	210												21								122																									700
Yield on senior notes (as a percent)																																																									8.75%
Fair value adjustment for an interest rate swap																																																																		5
Unamortized premium on debt instruments																																																																																																																				1		1
Unamortized discount on debt instruments, portion related to current maturities																																																																																																		$ (5)		$ (5)

[1]	Includes discount of $(9) million and $(10) million as of December 31, 2011, and 2010, respectively. On June 5, 2009, NRG issued these $700 million aggregate principal amount bonds at a yield of 8.75%.
[2]	Includes fair value adjustment of $5 million as of December 31, 2010, reflecting an adjustment for an interest rate swap.
[3]	Includes discount of $(3) million as of December 31, 2011.
[4]	Includes discount of $(20) million and $(25) million as of December 31, 2011, and 2010, respectively.
[5]	Includes premium of $1 million and $1 million as of December 31, 2011, and 2010, respectively.
[6]	Includes discount of $(5) million and $(5) million on the NRG Peaker Finance debt as of December 31, 2011, and 2010, respectively.
[7]	L+ equals LIBOR plus x%.